Property, Plant, and Equipment - Reconciliation of the changes in the carrying amount of PP&E (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	$ 6,207	$ 6,164
(Impairment) reversals (Note 7)	0	(18)	$ (23)
Property, plant and equipment, end of the period	5,822	6,207	6,164
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	13,395	13,202
Additions	486	522
Acquisitions	1	439
Disposals	(5)	(704)
(Impairment) reversals (Note 7)	(81)	431
Retirement of assets	(58)	(201)
Change in foreign exchange rates	(3)	(134)
Transfers	(431)	(29)
Property, plant and equipment, end of the period	13,398	13,395	13,202
Gross carrying amount | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		108
Property, plant and equipment, end of the period			108
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(7,188)	(7,038)
Disposals	2	439
(Impairment) reversals (Note 7)		(297)
Retirement of assets	51	190
Change in foreign exchange rates	(21)	(76)
Transfers	(255)	(26)
Depreciation	(717)	(630)
Property, plant and equipment, end of the period	(7,576)	(7,188)	(7,038)
Accumulated depreciation | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		(46)
Property, plant and equipment, end of the period			(46)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	91	94
Property, plant and equipment, end of the period	96	91	94
Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	91	94
Additions	0	0
Acquisitions	0	0
Disposals	(2)	(2)
(Impairment) reversals (Note 7)	(9)	0
Retirement of assets	0	0
Change in foreign exchange rates	(1)	(1)
Transfers	17	0
Property, plant and equipment, end of the period	96	91	94
Land | Gross carrying amount | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period			0
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	0	0
Disposals	0	0
(Impairment) reversals (Note 7)		0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfers	0	0
Depreciation	0	0
Property, plant and equipment, end of the period	0	0	0
Land | Accumulated depreciation | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period			0
Coal generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	2,120	2,172
Property, plant and equipment, end of the period	1,856	2,120	2,172
Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	6,116	5,937
Additions	0	0
Acquisitions	0	300
Disposals	(1)	(389)
(Impairment) reversals (Note 7)	(69)	448
Retirement of assets	(35)	(158)
Change in foreign exchange rates	(37)	(63)
Transfers	142	103
Property, plant and equipment, end of the period	6,137	6,116	5,937
Coal generation | Gross carrying amount | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period			0
Coal generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(3,996)	(3,765)
Disposals	1	170
(Impairment) reversals (Note 7)		(297)
Retirement of assets	31	158
Change in foreign exchange rates	(35)	(52)
Transfers	0	10
Depreciation	(352)	(304)
Property, plant and equipment, end of the period	(4,281)	(3,996)	(3,765)
Coal generation | Accumulated depreciation | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period			0
Gas generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	771	836
Property, plant and equipment, end of the period	659	771	836
Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	1,671	1,964
Additions	0	0
Acquisitions	1	0
Disposals	0	(260)
(Impairment) reversals (Note 7)	0	0
Retirement of assets	(12)	(26)
Change in foreign exchange rates	45	(40)
Transfers	(263)	22
Property, plant and equipment, end of the period	1,431	1,671	1,964
Gas generation | Gross carrying amount | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period			0
Gas generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(900)	(1,128)
Disposals	0	255
(Impairment) reversals (Note 7)		0
Retirement of assets	10	23
Change in foreign exchange rates	18	(16)
Transfers	(212)	(11)
Depreciation	(76)	(77)
Property, plant and equipment, end of the period	(772)	(900)	(1,128)
Gas generation | Accumulated depreciation | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period			0
Renewable generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	2,290	2,125
Property, plant and equipment, end of the period	2,176	2,290	2,125
Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	3,574	3,286
Additions	0
Acquisitions	0	0
Disposals	0	0
(Impairment) reversals (Note 7)	(2)	(2)
Retirement of assets	(7)	(7)
Change in foreign exchange rates	(14)	(17)
Transfers	33	319
Property, plant and equipment, end of the period	3,592	3,574	3,286
Renewable generation | Gross carrying amount | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		7
Property, plant and equipment, end of the period			7
Renewable generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(1,284)	(1,161)
Disposals	0	0
(Impairment) reversals (Note 7)		0
Retirement of assets	6	3
Change in foreign exchange rates	(4)	(4)
Transfers	0	(3)
Depreciation	(142)	(136)
Property, plant and equipment, end of the period	(1,416)	(1,284)	(1,161)
Renewable generation | Accumulated depreciation | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		(3)
Property, plant and equipment, end of the period			(3)
Mining property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	386	508
Property, plant and equipment, end of the period	330	386	508
Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	1,226	1,338
Additions	0	0
Acquisitions	0	0
Disposals	0	(34)
(Impairment) reversals (Note 7)	0	(15)
Retirement of assets	(3)	(10)
Change in foreign exchange rates	(2)	(3)
Transfers	(29)	25
Property, plant and equipment, end of the period	1,268	1,226	1,338
Mining property and equipment | Gross carrying amount | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		101
Property, plant and equipment, end of the period			101
Mining property and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(840)	(830)
Disposals	0	14
(Impairment) reversals (Note 7)		0
Retirement of assets	4	6
Change in foreign exchange rates	(2)	(2)
Transfers	(29)	(22)
Depreciation	(133)	(97)
Property, plant and equipment, end of the period	(938)	(840)	(830)
Mining property and equipment | Accumulated depreciation | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		(43)
Property, plant and equipment, end of the period			(43)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	228	200
Property, plant and equipment, end of the period	495	228	200
Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	228	200
Additions	478	407
Acquisitions	0	139
Disposals	0	0
(Impairment) reversals (Note 7)	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	(4)
Transfers	(211)	(514)
Property, plant and equipment, end of the period	495	228	200
Assets under construction | Gross carrying amount | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period			0
Assets under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	0	0
Disposals	0	0
(Impairment) reversals (Note 7)		0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfers	0	0
Depreciation	0	0
Property, plant and equipment, end of the period	0	0	0
Assets under construction | Accumulated depreciation | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period			0
Capital spares and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	321	229
Property, plant and equipment, end of the period	210	321	229
Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	489	383
Additions	8	115
Acquisitions	0	0
Disposals	(2)	(19)
(Impairment) reversals (Note 7)	(1)	0
Retirement of assets	(1)	0
Change in foreign exchange rates	6	(6)
Transfers	(120)	16
Property, plant and equipment, end of the period	379	489	383
Capital spares and other | Gross carrying amount | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period			0
Capital spares and other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(168)	(154)
Disposals	1	0
(Impairment) reversals (Note 7)		0
Retirement of assets	0	0
Change in foreign exchange rates	2	(2)
Transfers	(14)	0
Depreciation	(14)	(16)
Property, plant and equipment, end of the period	(169)	(168)	(154)
Capital spares and other | Accumulated depreciation | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period			$ 0
Decommissioning and restoration | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs (Note 23)	94	(23)
Decommissioning and restoration | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs (Note 23)	0	0
Decommissioning and restoration | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs (Note 23)	21	(62)
Decommissioning and restoration | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs (Note 23)	(11)	11
Decommissioning and restoration | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs (Note 23)	8	2
Decommissioning and restoration | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs (Note 23)	76	26
Decommissioning and restoration | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs (Note 23)	0	0
Decommissioning and restoration | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs (Note 23)	$ 0	$ 0